DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION
Schedule of consolidated assets and liabilities information of the Group's VIE and consolidated revenues, net loss and cash flow information

	December 31,
	2019	2020
	RMB	RMB
Cash	120,450,112	58,443,775
Restricted cash	195,000	1,893,454
Short-term investments	2,501,024	—
Accounts receivable - third parties, net*	203,270,317	221,613,966
Accounts receivable - related parties, net**	15,010,001	11,355,167
Contract assets	25,249,719	36,307,474
Amounts due from related parties	6,445,606	6,275,229
Prepayments and other current assets	97,632,903	125,859,963
Total current assets	470,754,682	461,749,028
Long-term investments	40,077,207	66,162,184
Property and equipment, net	10,261,327	11,163,961
Intangible assets, net	2,004,396	2,022,583
Deferred income tax assets	180,222	1,048,972
Other non-current assets	4,445,326	3,620,864
Total assets	527,723,160	545,767,592
Short-term borrowings	26,838,032	20,000,000
Accounts payable	135,194,396	122,079,582
Contract liabilities	108,950,803	95,964,616
Amounts due to related parties***	595,457,305	631,164,373
Payables to an affiliate of a Series C Redeemable Convertible Preferred Shareholder	—	230,086,500
Accrued expenses and other current liabilities	52,880,022	82,674,385
Total current liabilities	919,320,558	1,181,969,456
Long-term borrowings	96,190,363	—
Total liabilities	1,015,510,921	1,181,969,456

*     As of December 31, 2019, accounts receivable - third parties, net and prepayments and other current assets include accounts receivable - third parties and other receivables of Ronglian Yitong Technology that were pledged to secure bank borrowings amounting to RMB168,249,612 and RMB10,610,652, respectively. The secured bank loans matured on December 18, 2020 and accounts receivable - third parties and other receivables of Ronglian Yitong Technology were released from pledge on the same day (please refer to Note 10 for details).

**   Accounts receivable-related parties, net includes accounts receivable, net due from the Company and its subsidiaries, which are eliminated upon consolidation, and accounts receivable, net due from a company that controls a shareholder of the Company of RMB12,501,982 and RMB9,447,148 as of December 31, 2019 and 2020.

*** Amounts due to related parties include amounts due to the Company and its subsidiaries, which are eliminated upon consolidation, and amounts due to a company that controls a shareholder of the Company of RMB3,180,095 and RMB2,813,041 as of December 31, 2019 and 2020.

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenues	498,345,481	640,145,645	738,931,945
Net loss	(111,087,374)	(145,457,499)	(156,301,399)
Net cash used in operating activities	(4,590,430)	(31,078,480)	(20,062,451)
Net cash provided by / (used in) investing activities	2,098,931	(15,547,418)	(4,840,970)
Net cash provided by / (used in) financing activities	6,229,297	113,044,600	(35,404,462)
Net increase / (decrease) in cash and restricted cash	3,737,798	66,418,702	(60,307,883)
Cash and restricted cash at the beginning of the year	50,488,612	54,226,410	120,645,112
Cash and restricted cash at the end of the year	54,226,410	120,645,112	60,337,229